Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-41359
Entity Registrant Name	Belite Bio, Inc
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12750 High Bluff Drive Suite 475,
Entity Address, City or Town	San Diego
Entity Address, Country	CA
Entity Address, Postal Zip Code	92130
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	24,898,908
Entity Central Index Key	0001889109
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Friedman LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
American depositary shares, each representing one ordinary share
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Trading Symbol	BLTE
Security Exchange Name	NASDAQ
Ordinary shares, par value US$0.0001 per share
Document and Entity Information
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Document and Entity Information
Entity Address State Or Province	CA
Entity Address, Address Line One	12750 High Bluff Drive Suite 475,
Entity Address, City or Town	San Diego,
Entity Address, Postal Zip Code	92130
City Area Code	-858
Local Phone Number	246-6240
Contact Personnel Name	Yu-Hsin Lin
Contact Personnel Email Address	tomlin@belitebio.com